JPMorgan High Yield Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 80.0%
Aerospace & Defense — 1.3%
ATI, Inc.
5.88%, 12/1/2027	7,269	7,280
4.88%, 10/1/2029	3,202	3,195
7.25%, 8/15/2030	4,319	4,560
5.13%, 10/1/2031	3,000	3,006
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	1,213	1,250
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	784	786
8.75%, 11/15/2030 (a)	7,145	7,714
7.25%, 7/1/2031 (a)	5,102	5,435
7.00%, 6/1/2032 (a)	3,920	4,130
6.75%, 6/15/2033 (a)	3,199	3,374
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	8,764	8,598
4.13%, 4/15/2029 (a)	8,384	8,228
Goat Holdco LLC 6.75%, 2/1/2032 (a)	2,700	2,769
ICITII 6.00%, 1/31/2033 ‡ (a)	5,499	2,579
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	4,729	4,966
TransDigm, Inc.
6.38%, 3/1/2029 (a)	11,986	12,345
6.63%, 3/1/2032 (a)	6,905	7,177
6.25%, 1/31/2034 (a)	2,338	2,424
		89,816
Automobile Components — 3.3%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	8,626	8,851
8.25%, 4/15/2031 (a)	12,898	13,556
7.50%, 2/15/2033 (a)	5,538	5,733
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	9,690	9,673
5.88%, 6/1/2029 (a)	21,988	22,314
3.75%, 1/30/2031 (a)	720	672
5.88%, 12/1/2033 (a)	2,245	2,265
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	4,461	4,480
Clarios Global LP
6.75%, 5/15/2028 (a)	7,098	7,281
6.75%, 2/15/2030 (a)	5,447	5,662
6.75%, 9/15/2032 (a)	10,851	11,161
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	57,666	60,450
5.63% (Cash), 5/15/2027 (a) (b)	32,736	32,131
Dana, Inc. 5.38%, 11/15/2027	8,325	8,342
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	10,418	8,771
Forvia SE (France) 6.75%, 9/15/2033 (a)	2,146	2,185
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	4,039	3,924
6.63%, 7/15/2030	2,832	2,878

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
5.25%, 4/30/2031	3,334	3,182
5.25%, 7/15/2031	4,657	4,400
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (b)	4,548	4,739
8.00% (Cash), 11/15/2032 (a) (b)	1,642	1,711
		224,361
Automobiles — 0.1%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	9,466	7,944
Banks — 0.1%
Citigroup, Inc. Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (c) (d) (e)	9,565	9,622
Beverages — 0.1%
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	7,468	7,512
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	3,375	3,012
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	7,780	7,606
		10,618
Broadline Retail — 0.5%
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	98
SGUS LLC 11.00%, 12/15/2029 (a)	2,569	2,082
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (b)	14,847	14,142
9.75%, 10/1/2027 (a)	3,589	3,589
Wayfair LLC
7.25%, 10/31/2029 (a)	2,951	3,070
7.75%, 9/15/2030 (a)	9,192	9,796
6.75%, 11/15/2032 (a)	3,633	3,707
		36,484
Building Products — 2.8%
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	2,418	2,408
4.25%, 2/1/2032 (a)	9,419	8,952
6.38%, 6/15/2032 (a)	6,517	6,787
6.38%, 3/1/2034 (a)	4,200	4,368
6.75%, 5/15/2035 (a)	3,261	3,439
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	28,820	29,868
6.75%, 7/15/2031 (a)	4,407	4,613
Griffon Corp. 5.75%, 3/1/2028	15,190	15,209
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	16,921	14,532
7.00%, 9/1/2032 (a)	4,115	2,798
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	2,934	2,974
6.13%, 7/31/2032 (a)	4,401	4,511
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	8,375	8,640

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	7,543	7,706
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	4,607	4,350
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	16,751	17,394
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	12,546	13,316
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	8,208	8,468
6.25%, 8/1/2033 (a)	8,985	9,215
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	20,815	20,758
3.38%, 1/15/2031 (a)	3,188	2,925
		193,231
Capital Markets — 0.0% ^
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,567	1,482
Chemicals — 2.6%
Avient Corp. 7.13%, 8/1/2030 (a)	3,409	3,520
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	3,886	4,107
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	9,007	9,007
3.38%, 2/15/2029 (a)	8,402	8,115
Chemours Co. (The)
5.75%, 11/15/2028 (a)	22,275	21,619
4.63%, 11/15/2029 (a)	646	577
8.00%, 1/15/2033 (a)	3,660	3,561
CVR Partners LP 6.13%, 6/15/2028 (a)	2,169	2,163
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,630	7,461
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	1,683	1,578
7.50%, 4/15/2029 (a)	5,340	4,793
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	4,702	3,999
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	18,174	18,241
8.50%, 11/15/2028 (a)	7,247	7,591
4.25%, 5/15/2029 (a)	5,827	5,644
9.00%, 2/15/2030 (a)	7,127	7,625
7.00%, 12/1/2031 (a)	2,935	3,117
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	9,126	9,112
4.50%, 10/15/2029	12,307	12,051
4.00%, 4/1/2031	11,034	10,315
4.38%, 2/1/2032	7,629	7,133
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	4,599	4,624
Trinseo Luxco Finance SPV SARL 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (b)	6,242	1,014
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	6,156	6,100

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
5.63%, 8/15/2029 (a)	13,268	12,490
6.63%, 8/15/2032 (a)	5,110	5,072
		180,629
Commercial Services & Supplies — 3.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	13,540	12,275
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	7,299	7,102
4.88%, 7/15/2032 (a)	10,847	10,514
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	9,660	9,486
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	5,124	4,979
4.75%, 10/15/2029 (a)	4,918	4,833
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	16,206	16,216
Brink's Co. (The)
4.63%, 10/15/2027 (a)	14,553	14,508
6.50%, 6/15/2029 (a)	2,569	2,653
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,135	4,973
4.88%, 7/1/2029 (a)	5,562	5,257
Clean Harbors, Inc. 5.75%, 10/15/2033 (a)	5,500	5,621
CoreCivic, Inc. 8.25%, 4/15/2029	11,987	12,629
Garda World Security Corp. (Canada)
6.00%, 6/1/2029 (a)	8,025	7,879
6.50%, 1/15/2031 (a)	4,508	4,628
8.25%, 8/1/2032 (a)	6,803	6,954
8.38%, 11/15/2032 (a)	3,328	3,412
GEO Group, Inc. (The)
8.63%, 4/15/2029	8,011	8,442
10.25%, 4/15/2031	1,611	1,768
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	8,070	7,912
4.75%, 6/15/2029 (a)	12,820	12,805
4.38%, 8/15/2029 (a)	5,168	5,094
6.75%, 1/15/2031 (a)	9,194	9,652
Interface, Inc. 5.50%, 12/1/2028 (a)	7,100	7,091
Madison IAQ LLC 5.88%, 6/30/2029 (a)	13,679	13,528
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	1,529	1,533
3.38%, 8/31/2027 (a)	5,674	5,539
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	5,475	5,628
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	3,003	3,098
6.63%, 4/15/2030 (a)	1,545	1,595
7.38%, 10/1/2031 (a)	5,405	5,631
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	7,306	7,668
		230,903

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Communications Equipment — 0.6%
CommScope LLC
8.25%, 3/1/2027 (a)	13,845	13,875
4.75%, 9/1/2029 (a)	13,828	13,804
9.50%, 12/15/2031 (a)	3,045	3,089
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	10,084	10,071
		40,839
Construction & Engineering — 0.6%
AECOM 6.00%, 8/1/2033 (a)	6,922	7,115
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	9,186	9,063
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	7,648	7,674
7.50%, 4/15/2032 (a)	7,813	8,213
Pike Corp.
5.50%, 9/1/2028 (a)	8,114	8,094
8.63%, 1/31/2031 (a)	3,240	3,425
Weekley Homes LLC 4.88%, 9/15/2028 (a)	703	692
		44,276
Construction Materials — 0.2%
Knife River Corp. 7.75%, 5/1/2031 (a)	10,555	11,101
Consumer Finance — 1.7%
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	10,387	10,385
6.95%, 3/6/2026	3,018	3,031
(SOFR + 2.95%), 7.04%, 3/6/2026 (e)	2,800	2,815
6.95%, 6/10/2026	4,083	4,125
4.54%, 8/1/2026	18,205	18,179
4.27%, 1/9/2027	14,888	14,818
4.13%, 8/17/2027	18,815	18,624
3.82%, 11/2/2027	10,200	10,011
6.80%, 5/12/2028	2,000	2,083
6.80%, 11/7/2028	2,000	2,094
7.20%, 6/10/2030	2,281	2,449
5.73%, 9/5/2030	3,202	3,259
4.00%, 11/13/2030	8,744	8,238
7.12%, 11/7/2033	2,073	2,234
OneMain Finance Corp.
7.13%, 3/15/2026	3,394	3,416
3.50%, 1/15/2027	6,059	5,980
6.63%, 1/15/2028	2,905	2,979
3.88%, 9/15/2028	1,038	1,007
4.00%, 9/15/2030	2,057	1,931
		117,658
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	11,112	11,104

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
5.88%, 2/15/2028 (a)	17,807	17,835
3.50%, 3/15/2029 (a)	15,058	14,436
4.88%, 2/15/2030 (a)	5,170	5,131
5.50%, 3/31/2031 (a)	1,952	1,979
New Albertsons LP
7.75%, 6/15/2026	2,278	2,304
6.63%, 6/1/2028	1,704	1,811
7.45%, 8/1/2029	3,130	3,341
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	17,470	17,469
4.25%, 8/1/2029 (a)	11,865	11,649
6.13%, 9/15/2032 (a)	2,777	2,857
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (f)	10,299	—
8.00%, 11/15/2026 ‡ (f)	15,338	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (e) (f)	2,679	—
Series B, 15.00%, 8/30/2031 ‡ (f)	3,652	—
Series A, 15.00%, 8/30/2031 ‡ (f)	7,758	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (f)	7,210	—
US Foods, Inc.
6.88%, 9/15/2028 (a)	3,411	3,528
4.75%, 2/15/2029 (a)	1,245	1,239
4.63%, 6/1/2030 (a)	4,960	4,895
		99,578
Containers & Packaging — 1.4%
Ardagh Group SA
9.50%, 12/1/2030 (a)	12,379	13,343
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (b) (g)	10,415	9,390
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	311	311
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	13,105	13,223
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,398	4,388
LABL, Inc. 8.63%, 10/1/2031 (a)	388	237
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	34,108	32,886
9.25%, 4/15/2030 (a)	11,764	11,058
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,880	3,887
TriMas Corp. 4.13%, 4/15/2029 (a)	6,045	5,932
		94,655
Distributors — 0.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	1,225	1,212
Gates Corp. 6.88%, 7/1/2029 (a)	2,026	2,111
Incora Intermediate LLC (SOFR + 8.00%), 0.00%, 1/31/2030 ‡ (a) (e)	25,322	25,322
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	4,301	4,404

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Distributors — continued
7.75%, 3/15/2031 (a)	1,729	1,812
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	6,787	6,948
		41,809
Diversified Consumer Services — 0.2%
Service Corp. International
7.50%, 4/1/2027	3,726	3,838
5.75%, 10/15/2032	3,900	3,980
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	5,214	5,494
		13,312
Diversified REITs — 0.3%
VICI Properties LP
4.25%, 12/1/2026 (a)	16,880	16,871
4.63%, 12/1/2029 (a)	2,030	2,019
		18,890
Diversified Telecommunication Services — 6.8%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	7,883	5,262
Altice France SA (France)
6.88%, 10/15/2030 (a)	177	174
6.50%, 4/15/2032 (a)	9,447	9,191
6.88%, 7/15/2032 (a)	4,408	4,297
CCO Holdings LLC
5.50%, 5/1/2026 (a)	14,140	14,134
5.13%, 5/1/2027 (a)	24,162	24,128
5.00%, 2/1/2028 (a)	53,834	53,384
5.38%, 6/1/2029 (a)	11,015	10,908
6.38%, 9/1/2029 (a)	6,000	6,087
4.75%, 3/1/2030 (a)	66,335	63,183
4.50%, 8/15/2030 (a)	41,934	39,237
4.25%, 2/1/2031 (a)	45,651	42,055
4.50%, 5/1/2032	8,108	7,304
Cipher Compute LLC 7.13%, 11/15/2030 (a)	4,511	4,583
Connect Holding II LLC 10.50%, 4/3/2031 (a)	7,170	6,796
Embarq LLC 8.00%, 6/1/2036	11,178	4,419
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	2,024	1,982
6.00%, 9/30/2034 (a)	1,484	1,393
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	9,321	9,334
5.00%, 5/1/2028 (a)	20,038	20,109
6.75%, 5/1/2029 (a)	2,191	2,211
5.88%, 11/1/2029	1,700	1,725
6.00%, 1/15/2030 (a)	1,741	1,768
8.75%, 5/15/2030 (a)	6,506	6,802
GCI LLC 4.75%, 10/15/2028 (a)	19,110	18,518
Level 3 Financing, Inc.
4.50%, 4/1/2030 (a)	7,105	6,545

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
3.88%, 10/15/2030 (a)	4,861	4,349
6.88%, 6/30/2033 (a)	11,659	11,873
7.00%, 3/31/2034 (a)	10,699	10,958
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	5,488	5,426
5.38%, 6/15/2029 (a)	6,750	6,244
4.13%, 4/15/2030 (a)	28,048	27,809
10.00%, 10/15/2032 (a)	4,809	4,844
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	345	363
6.00%, 9/30/2034	96	99
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	11,062	10,314
WULF Compute LLC 7.75%, 10/15/2030 (a)	13,920	14,392
		462,200
Electric Utilities — 1.3%
NRG Energy, Inc.
5.75%, 1/15/2028	7,198	7,218
3.38%, 2/15/2029 (a)	5,684	5,445
5.25%, 6/15/2029 (a)	6,160	6,186
3.63%, 2/15/2031 (a)	811	759
3.88%, 2/15/2032 (a)	1,364	1,275
6.00%, 2/1/2033 (a)	8,423	8,601
7.00%, 3/15/2033 (a)	2,783	3,087
5.75%, 1/15/2034 (a)	6,458	6,510
6.00%, 1/15/2036 (a)	6,458	6,559
PG&E Corp. 5.00%, 7/1/2028	5,972	5,928
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	3,083	3,087
4.38%, 5/1/2029 (a)	2,540	2,508
7.75%, 10/15/2031 (a)	17,649	18,747
6.88%, 4/15/2032 (a)	4,681	4,923
VoltaGrid LLC 7.38%, 11/1/2030 (a)	5,090	5,076
		85,909
Electrical Equipment — 0.3%
Regal Rexnord Corp. 6.05%, 2/15/2026	3,700	3,708
Sensata Technologies BV
4.00%, 4/15/2029 (a)	11,077	10,816
5.88%, 9/1/2030 (a)	4,200	4,258
		18,782
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp. 5.00%, 12/15/2029 (a)	25,529	25,300
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	2,082	2,131

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	279	261
6.63%, 7/15/2032 (a)	2,088	2,183
		29,875
Energy Equipment & Services — 0.8%
Archrock Partners LP
6.25%, 4/1/2028 (a)	3,150	3,169
6.63%, 9/1/2032 (a)	4,277	4,404
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	9,332	9,927
Kodiak Gas Services LLC
7.25%, 2/15/2029 (a)	6,071	6,330
6.50%, 10/1/2033 (a)	2,767	2,823
Noble Finance II LLC 8.00%, 4/15/2030 (a)	4,210	4,374
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	405	407
Transocean International Ltd.
8.25%, 5/15/2029 (a)	7,050	7,171
8.75%, 2/15/2030 (a)	2,626	2,738
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,331	1,368
Valaris Ltd. 8.38%, 4/30/2030 (a)	2,203	2,298
WBI Operating LLC 6.25%, 10/15/2030 (a)	7,208	7,211
		52,220
Entertainment — 1.0%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	3,985	3,975
7.00%, 8/1/2032 (a)	2,638	2,750
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	26,817	27,084
4.75%, 10/15/2027 (a)	25,861	25,817
3.75%, 1/15/2028 (a)	1,161	1,140
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	10,532	9,624
		70,390
Financial Services — 1.3%
Block, Inc.
2.75%, 6/1/2026	3,811	3,779
5.63%, 8/15/2030 (a)	2,884	2,939
6.50%, 5/15/2032	14,851	15,520
6.00%, 8/15/2033 (a)	4,350	4,471
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	500	531
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	7,226	6,885
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	10,795	11,667
Rocket Cos., Inc.
6.50%, 8/1/2029 (a)	947	982
6.13%, 8/1/2030 (a)	9,286	9,639
7.13%, 2/1/2032 (a)	4,235	4,453
6.38%, 8/1/2033 (a)	4,951	5,185

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	5,350	5,263
3.63%, 3/1/2029 (a)	6,544	6,321
4.00%, 10/15/2033 (a)	1,739	1,611
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	6,228	6,474
		85,720
Food Products — 0.6%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	9,540	9,255
4.38%, 1/31/2032 (a)	75	72
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	13,092	13,094
4.63%, 4/15/2030 (a)	8,528	8,306
6.25%, 2/15/2032 (a)	6,813	7,035
		37,762
Gas Utilities — 0.2%
AmeriGas Partners LP
5.75%, 5/20/2027	3,013	3,025
9.38%, 6/1/2028 (a)	3,829	3,975
9.50%, 6/1/2030 (a)	3,992	4,231
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	4,512	4,364
		15,595
Ground Transportation — 1.8%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	6,554	6,547
4.75%, 4/1/2028 (a)	7,650	7,461
5.38%, 3/1/2029 (a)	11,860	11,496
8.25%, 1/15/2030 (a)	12,101	12,462
8.00%, 2/15/2031 (a)	328	335
8.38%, 6/15/2032 (a)	6,699	6,897
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	13,502	13,781
8.63%, 5/15/2032 (a)	4,127	4,244
8.00%, 3/15/2033 (a)	3,298	3,362
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	12,934	12,597
12.63%, 7/15/2029 (a)	11,303	11,293
5.00%, 12/1/2029 (a)	17,573	12,094
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (f)	6,563	345
7.13%, 8/1/2026 ‡ (f) (h)	22,954	3,902
6.00%, 1/15/2028 ‡ (f)	20,858	3,337
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,416	2,386

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
XPO, Inc.
6.25%, 6/1/2028 (a)	5,232	5,339
7.13%, 2/1/2032 (a)	3,663	3,870
		121,748
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	14,816	14,676
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	2,820	2,940
Hologic, Inc.
4.63%, 2/1/2028 (a)	470	470
3.25%, 2/15/2029 (a)	5,217	5,154
Medline Borrower LP
3.88%, 4/1/2029 (a)	16,710	16,221
6.25%, 4/1/2029 (a)	9,413	9,736
5.25%, 10/1/2029 (a)	14,751	14,786
		63,983
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	11,535	11,427
7.38%, 3/15/2033 (a)	1,657	1,689
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	6,904	6,770
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	5,331	5,331
6.13%, 4/1/2030 (a)	3,972	3,300
5.25%, 5/15/2030 (a)	16,075	15,186
4.75%, 2/15/2031 (a)	20,398	18,249
10.88%, 1/15/2032 (a)	11,350	12,259
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	2,566	2,687
DaVita, Inc.
4.63%, 6/1/2030 (a)	11,340	10,999
3.75%, 2/15/2031 (a)	19,091	17,703
6.88%, 9/1/2032 (a)	4,210	4,381
Encompass Health Corp.
4.50%, 2/1/2028	19,829	19,792
4.75%, 2/1/2030	1,317	1,312
4.63%, 4/1/2031	3,872	3,818
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	4,402	4,638
Molina Healthcare, Inc. 6.50%, 2/15/2031 (a)	5,001	5,109
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	9,484	6,707
6.63%, 4/1/2030 (a)	6,598	4,231
Radiology Partners, Inc.
9.78% (PIK), 2/15/2030 (a) (b)	7,551	7,056
8.50%, 7/15/2032 (a)	14,122	14,669
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,299	5,581
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	8,241	8,457

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Tenet Healthcare Corp.
5.13%, 11/1/2027	32,551	32,554
4.25%, 6/1/2029	2,073	2,032
6.13%, 6/15/2030	11,753	12,013
6.75%, 5/15/2031	19,863	20,695
		258,645
Health Care REITs — 0.1%
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	3,926	4,149
Health Care Technology — 0.8%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	23,369	23,354
5.00%, 5/15/2027 (a)	13,039	13,024
6.25%, 6/1/2032 (a)	15,605	16,322
		52,700
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP
4.75%, 10/15/2027	20,910	20,862
7.25%, 7/15/2028 (a)	2,309	2,382
4.50%, 2/15/2029 (a)	17,904	17,662
6.50%, 4/1/2032 (a)	13,009	13,482
6.50%, 6/15/2033 (a)	1,507	1,566
		55,954
Hotels, Restaurants & Leisure — 5.0%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	873	862
3.50%, 2/15/2029 (a)	945	912
6.13%, 6/15/2029 (a)	550	567
4.00%, 10/15/2030 (a)	10,076	9,601
Acushnet Co. 5.63%, 12/1/2033 (a)	1,485	1,497
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	12,862	12,657
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	5,386	5,097
7.00%, 2/15/2030 (a)	10,547	10,918
6.50%, 2/15/2032 (a)	16,341	16,621
Carnival Corp.
4.00%, 8/1/2028 (a)	3,055	3,002
7.00%, 8/15/2029 (a)	3,196	3,355
5.88%, 6/15/2031 (a)	590	608
5.75%, 8/1/2032 (a)	15,857	16,255
6.13%, 2/15/2033 (a)	17,396	17,919
Churchill Downs, Inc. 5.75%, 4/1/2030 (a)	2,813	2,835
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	9,612	9,639
5.88%, 4/1/2029 (a)	2,722	2,788
3.75%, 5/1/2029 (a)	1,512	1,467

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
4.88%, 1/15/2030	5,695	5,707
6.13%, 4/1/2032 (a)	6,609	6,854
5.88%, 3/15/2033 (a)	8,764	9,037
5.75%, 9/15/2033 (a)	9,697	9,939
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	8,206	8,205
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	4,566	4,335
MGM Resorts International
4.63%, 9/1/2026	15,175	15,154
5.50%, 4/15/2027	6,520	6,566
6.13%, 9/15/2029	6,163	6,300
6.50%, 4/15/2032	7,863	8,071
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	5,799	5,723
Rivers Enterprise Lender LLC 6.25%, 10/15/2030 (a)	1,971	2,001
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	5,711	5,837
6.25%, 3/15/2032 (a)	14,347	14,846
6.00%, 2/1/2033 (a)	9,003	9,270
Six Flags Entertainment Corp.
5.38%, 4/15/2027	1,045	1,037
5.25%, 7/15/2029	7,301	6,773
7.25%, 5/15/2031 (a)	7,442	7,096
6.63%, 5/1/2032 (a)	22,051	21,997
Station Casinos LLC
4.50%, 2/15/2028 (a)	21,163	20,933
4.63%, 12/1/2031 (a)	3,490	3,303
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	3,829	3,885
6.50%, 5/15/2032 (a)	7,743	8,049
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	10,059	10,222
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	660	663
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	14,648	14,722
7.13%, 2/15/2031 (a)	2,806	3,031
6.25%, 3/15/2033 (a)	4,590	4,694
Yum! Brands, Inc. 4.63%, 1/31/2032	2,229	2,195
		343,045
Household Durables — 0.8%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	8,169	5,529
Newell Brands, Inc.
6.38%, 9/15/2027	2,655	2,654
8.50%, 6/1/2028 (a)	5,297	5,514
6.63%, 9/15/2029	6,414	6,312
6.38%, 5/15/2030	5,724	5,501
6.63%, 5/15/2032	1,696	1,597
7.37%, 4/1/2036 (i)	2,837	2,634
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	14,792	14,403

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — continued
3.88%, 10/15/2031 (a)	8,215	7,686
TopBuild Corp. 5.63%, 1/31/2034 (a)	4,399	4,459
		56,289
Household Products — 0.7%
Central Garden & Pet Co.
5.13%, 2/1/2028	3,062	3,059
4.13%, 10/15/2030	14,929	14,309
4.13%, 4/30/2031 (a)	1,046	987
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	18,011	17,787
4.38%, 3/31/2029 (a)	14,791	14,071
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	667	544
		50,757
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
4.63%, 2/1/2029 (a)	2,564	2,545
5.00%, 2/1/2031 (a)	880	882
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	19,603	19,974
		23,401
Interactive Media & Services — 0.1%
Snap, Inc. 6.88%, 3/1/2033 (a)	3,504	3,610
IT Services — 0.7%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	16,010	16,063
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,478	5,399
6.13%, 12/1/2028 (a)	1,914	1,873
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	9,530	8,326
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	8,785	8,105
9.00%, 2/1/2031 (a)	11,093	10,038
		49,804
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	9,371	9,774
Machinery — 0.9%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,399	3,299
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	12,043	12,548
9.50%, 1/1/2031 (a)	1,085	1,158
Enpro, Inc. 6.13%, 6/1/2033 (a)	3,223	3,329
Esab Corp. 6.25%, 4/15/2029 (a)	5,354	5,516
Hillenbrand, Inc. 6.25%, 2/15/2029	2,010	2,058
Terex Corp.
5.00%, 5/15/2029 (a)	12,488	12,407
6.25%, 10/15/2032 (a)	7,165	7,315

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — continued
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,560	5,790
Wabash National Corp. 4.50%, 10/15/2028 (a)	6,142	5,622
		59,042
Media — 8.4%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	17,199	17,204
7.50%, 6/1/2029 (a)	16,853	16,670
7.13%, 2/15/2031 (a)	17,689	18,411
7.50%, 3/15/2033 (a)	11,973	12,584
CSC Holdings LLC
5.38%, 2/1/2028 (a)	2,346	1,700
11.25%, 5/15/2028 (a)	3,256	2,526
6.50%, 2/1/2029 (a)	25,584	16,068
5.75%, 1/15/2030 (a)	20,873	7,711
4.13%, 12/1/2030 (a)	505	288
4.63%, 12/1/2030 (a)	2,430	868
3.38%, 2/15/2031 (a)	210	117
4.50%, 11/15/2031 (a)	23,166	13,098
Directv Financing LLC 5.88%, 8/15/2027 (a)	9,202	9,205
Discovery Communications LLC 5.00%, 9/20/2037	2,985	2,539
DISH DBS Corp.
7.75%, 7/1/2026	31,583	30,920
5.25%, 12/1/2026 (a)	37,841	36,968
7.38%, 7/1/2028	2,455	2,289
5.75%, 12/1/2028 (a)	6,717	6,491
DISH Network Corp. 11.75%, 11/15/2027 (a)	35,363	36,926
EchoStar Corp.
10.75%, 11/30/2029	9,185	10,126
6.75% (PIK), 11/30/2030 (b)	15,800	16,406
Gray Media, Inc.
10.50%, 7/15/2029 (a)	18,594	20,039
4.75%, 10/15/2030 (a)	16,853	13,005
5.38%, 11/15/2031 (a)	8,317	6,255
7.25%, 8/15/2033 (a)	16,994	17,023
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	25,116	23,241
10.88%, 5/1/2030 (a)	25,836	21,261
7.75%, 8/15/2030 (a)	1,047	894
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,950	5,955
Midcontinent Communications 8.00%, 8/15/2032 (a)	10,130	10,217
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	1,436	1,429
News Corp. 5.13%, 2/15/2032 (a)	2,350	2,336
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	24,992	25,011
4.75%, 11/1/2028 (a)	19,908	19,743
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	2,170	2,108

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
4.63%, 3/15/2030 (a)	2,005	1,951
7.38%, 2/15/2031 (a)	7,604	8,058
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	10,424	10,859
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	13,895	13,898
4.00%, 7/15/2028 (a)	35,321	34,432
5.50%, 7/1/2029 (a)	26,510	26,646
Stagwell Global LLC 5.63%, 8/15/2029 (a)	14,468	14,059
TEGNA, Inc. 5.00%, 9/15/2029	6,751	6,689
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	11,496	11,864
7.38%, 6/30/2030 (a)	8,641	8,766
9.38%, 8/1/2032 (a)	8,196	8,701
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	317	288
		573,843
Metals & Mining — 1.2%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	4,576	4,849
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	4,936	5,075
6.38%, 9/15/2032 (a)	3,281	3,416
Big River Steel LLC 6.63%, 1/31/2029 (a)	10,979	11,003
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	7,432	7,261
6.88%, 11/1/2029 (a)	6,487	6,674
6.75%, 4/15/2030 (a)	5,494	5,612
7.50%, 9/15/2031 (a)	4,573	4,783
7.63%, 1/15/2034 (a)	9,050	9,390
Commercial Metals Co. 5.75%, 11/15/2033 (a)	5,408	5,530
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	2,734	2,846
Novelis Corp.
4.75%, 1/30/2030 (a)	5,187	4,988
6.88%, 1/30/2030 (a)	1,522	1,577
3.88%, 8/15/2031 (a)	1,794	1,637
6.38%, 8/15/2033 (a)	3,373	3,404
United States Steel Corp. 6.88%, 3/1/2029	449	453
		78,498
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	2,396	2,539
Oil, Gas & Consumable Fuels — 9.1%
Aethon United BR LP 7.50%, 10/1/2029 (a)	2,073	2,166
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	13,598	13,614
5.38%, 6/15/2029 (a)	1,215	1,219
5.75%, 10/15/2033 (a)	9,282	9,328
Antero Resources Corp.
7.63%, 2/1/2029 (a)	5,531	5,619

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.38%, 3/1/2030 (a)	2,042	2,061
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	935	938
6.63%, 10/15/2032 (a)	5,460	5,585
6.63%, 7/15/2033 (a)	4,477	4,563
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	14,200	14,977
7.38%, 3/15/2032 (a)	4,953	5,032
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,776	3,788
7.00%, 7/15/2029 (a)	3,933	4,102
7.25%, 7/15/2032 (a)	2,394	2,546
Buckeye Partners LP
4.13%, 12/1/2027	3,138	3,104
4.50%, 3/1/2028 (a)	8,136	8,093
6.75%, 2/1/2030 (a)	8,082	8,465
Chord Energy Corp.
6.00%, 10/1/2030 (a)	6,828	6,885
6.75%, 3/15/2033 (a)	4,755	4,908
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	7,735	7,977
8.63%, 11/1/2030 (a)	5,950	6,233
8.75%, 7/1/2031 (a)	9,806	10,211
9.63%, 6/15/2033 (a)	3,215	3,467
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,780	1,707
CNX Resources Corp.
6.00%, 1/15/2029 (a)	4,113	4,128
7.38%, 1/15/2031 (a)	3,300	3,426
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	18,273	18,328
5.88%, 1/15/2030 (a)	7,799	7,577
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	12,648	13,079
7.63%, 4/1/2032 (a)	11,536	11,232
7.38%, 1/15/2033 (a)	8,381	7,941
8.38%, 1/15/2034 (a)	6,078	5,994
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	7,517	7,380
4.38%, 6/15/2031 (a)	3,221	3,150
Energy Transfer LP 7.38%, 2/1/2031 (a)	2,720	2,831
EQT Corp.
7.50%, 6/1/2027	4,440	4,510
4.50%, 1/15/2029	6,959	6,965
7.50%, 6/1/2030	2,878	3,177
4.75%, 1/15/2031	7,863	7,916
Expand Energy Corp.
5.38%, 2/1/2029	2,594	2,600

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.75%, 4/15/2029 (a)	29,429	29,643
5.38%, 3/15/2030	6,866	6,962
4.75%, 2/1/2032	6,998	6,921
Genesis Energy LP
7.75%, 2/1/2028	4,106	4,134
8.25%, 1/15/2029	1,686	1,761
8.88%, 4/15/2030	4,082	4,312
7.88%, 5/15/2032	3,026	3,121
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	7,996	8,254
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,860	4,011
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	1,955	1,988
5.13%, 6/15/2028 (a)	3,790	3,791
6.50%, 6/1/2029 (a)	4,561	4,720
4.25%, 2/15/2030 (a)	5,477	5,342
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	233	234
5.75%, 2/1/2029 (a)	1,643	1,614
6.00%, 4/15/2030 (a)	3,597	3,479
6.25%, 4/15/2032 (a)	2,457	2,312
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	8,333	8,795
6.63%, 1/15/2034 (a)	3,927	4,026
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	3,980	4,094
5.88%, 6/15/2030 (a)	3,962	3,994
Matador Resources Co.
6.50%, 4/15/2032 (a)	4,204	4,269
6.25%, 4/15/2033 (a)	6,852	6,843
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	6,968	7,168
8.38%, 2/15/2032 (a)	5,035	5,220
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	3,221	3,281
NuStar Logistics LP
6.00%, 6/1/2026	3,140	3,148
5.63%, 4/28/2027	7,938	8,019
6.38%, 10/1/2030	209	219
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	3,257	3,299
5.88%, 7/1/2029 (a)	1,285	1,289
9.88%, 7/15/2031 (a)	15,607	16,816
7.00%, 1/15/2032 (a)	6,968	7,256
6.25%, 2/1/2033 (a)	4,840	4,961
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	4,715	4,874
Range Resources Corp.
8.25%, 1/15/2029	12,502	12,752
4.75%, 2/15/2030 (a)	5,440	5,367

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,400	3,401
4.80%, 5/15/2030 (a)	605	593
6.75%, 3/15/2033 (a)	3,367	3,533
SM Energy Co.
6.75%, 9/15/2026	7,457	7,465
6.63%, 1/15/2027	12,328	12,342
6.50%, 7/15/2028	1,977	2,000
6.75%, 8/1/2029 (a)	176	176
7.00%, 8/1/2032 (a)	3,730	3,649
Sunoco LP
5.88%, 3/15/2028	318	319
7.00%, 5/1/2029 (a)	2,840	2,956
4.50%, 5/15/2029	1,910	1,872
4.50%, 4/30/2030	11,008	10,718
5.63%, 3/15/2031 (a)	6,700	6,738
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	8,863	8,858
7.38%, 2/15/2029 (a)	4,030	4,182
6.00%, 12/31/2030 (a)	9,569	9,537
6.00%, 9/1/2031 (a)	8,352	8,255
6.75%, 3/15/2034 (a)	9,394	9,405
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	10,701	10,961
9.50%, 2/1/2029 (a)	3,035	3,201
7.00%, 1/15/2030 (a)	728	714
8.38%, 6/1/2031 (a)	680	682
9.88%, 2/1/2032 (a)	12,610	13,129
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	19,219	19,878
7.75%, 5/1/2035 (a)	1,770	1,972
6.75%, 1/15/2036 (a)	6,281	6,583
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	11,694	11,333
		619,563
Passenger Airlines — 0.8%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	5,236	5,245
5.75%, 4/20/2029 (a)	23,211	23,484
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	12,696	12,541
United Airlines, Inc.
4.38%, 4/15/2026 (a)	8,571	8,560
4.63%, 4/15/2029 (a)	1,190	1,184
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	5,001	5,179
		56,193
Personal Care Products — 0.4%
Coty, Inc. 4.75%, 1/15/2029 (a)	6,131	6,046

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — continued
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	10,240	10,219
4.13%, 4/1/2029 (a)	4,712	4,440
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	3,494	3,411
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	3,577	3,574
		27,690
Pharmaceuticals — 1.3%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	8,754	9,050
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	1,925	1,917
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a)	17,996	16,286
5.00%, 2/15/2029 (a)	10,680	8,492
6.25%, 2/15/2029 (a)	5,676	4,651
5.25%, 1/30/2030 (a)	8,364	6,147
5.25%, 2/15/2031 (a)	8,395	5,667
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (i)	2,996	3,140
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	2,236	2,326
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡ (f)	5,067	—
GCB Endo (Luxembourg) 0.00%, 4/1/2029 ‡	7,570	—
Organon & Co.
4.13%, 4/30/2028 (a)	13,538	13,194
5.13%, 4/30/2031 (a)	14,447	12,099
6.75%, 5/15/2034 (a)	2,047	1,842
7.88%, 5/15/2034 (a)	1,400	1,177
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (f)	7,307	—
		85,988
Professional Services — 0.1%
Science Applications International Corp. 5.88%, 11/1/2033 (a)	3,366	3,353
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	5,700	5,899
		9,252
Real Estate Management & Development — 0.3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	4,030	3,876
5.25%, 4/15/2030 (a)	12,803	11,933
9.75%, 4/15/2030 (a)	5,884	6,392
Kennedy-Wilson, Inc. 5.00%, 3/1/2031	90	86
		22,287
Semiconductors & Semiconductor Equipment — 1.5%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	4,691	4,776
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	11,085	11,858
Entegris, Inc.
4.38%, 4/15/2028 (a)	4,379	4,337
4.75%, 4/15/2029 (a)	11,766	11,743
3.63%, 5/1/2029 (a)	6,183	5,899
5.95%, 6/15/2030 (a)	22,776	23,316

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	12,966	13,342
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	18,578	18,110
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	2,549	2,616
6.25%, 8/15/2033 (a)	2,788	2,889
Synaptics, Inc. 4.00%, 6/15/2029 (a)	4,690	4,506
		103,392
Software — 1.2%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	14,479	14,380
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	4,737	4,869
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	6,984	6,932
5.13%, 4/15/2029 (a)	6,033	5,977
RingCentral, Inc. 8.50%, 8/15/2030 (a)	12,210	12,992
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	26,231	26,227
6.50%, 6/1/2032 (a)	8,450	8,794
		80,171
Specialized REITs — 0.7%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	3,515	3,503
5.00%, 7/15/2028 (a)	4,538	4,515
4.88%, 9/15/2029 (a)	6,647	6,567
5.25%, 7/15/2030 (a)	15,543	15,407
6.25%, 1/15/2033 (a)	872	892
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	7,046	7,188
6.25%, 9/15/2032 (a)	3,389	3,427
SBA Communications Corp. 3.13%, 2/1/2029	3,739	3,574
		45,073
Specialty Retail — 1.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,812	4,788
4.63%, 11/15/2029 (a)	7,374	7,233
4.75%, 3/1/2030	1,790	1,757
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	4,928	5,008
6.88%, 11/1/2035	336	336
6.75%, 7/1/2036	2,580	2,552
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (f)	2,524	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,311	5,038
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	2,874	2,952
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	2,635	2,632
3.88%, 6/1/2029 (a)	7,614	7,335
5.50%, 10/1/2030 (a)	2,568	2,581

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
PetSmart LLC 7.50%, 9/15/2032 (a)	11,967	12,059
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	6,021	2,086
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	9,903	9,683
4.88%, 11/15/2031 (a)	5,087	4,896
Staples, Inc.
10.75%, 9/1/2029 (a)	22,985	22,591
12.75%, 1/15/2030 (a)	13,193	10,399
		103,926
Technology Hardware, Storage & Peripherals — 0.4%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	6,376	6,769
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	6,514	6,920
8.50%, 7/15/2031 (a)	2,478	2,640
5.75%, 12/1/2034 (a)	1,755	1,804
Xerox Corp.
10.25%, 10/15/2030 (a)	3,482	3,570
13.50%, 4/15/2031 (a)	3,310	3,060
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	877	373
8.88%, 11/30/2029 (a)	4,989	1,831
		26,967
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	4,865	5,125
Trading Companies & Distributors — 1.8%
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	4,010	4,010
6.63%, 6/15/2029 (a)	5,375	5,574
7.00%, 6/15/2030 (a)	4,005	4,204
Imola Merger Corp. 4.75%, 5/15/2029 (a)	25,307	24,997
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	9,652	10,080
United Rentals North America, Inc.
5.50%, 5/15/2027	810	810
4.88%, 1/15/2028	13,931	13,929
5.25%, 1/15/2030	8,495	8,608
5.38%, 11/15/2033 (a)	3,555	3,563
6.13%, 3/15/2034 (a)	14,447	15,088
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	13,632	13,837
6.38%, 3/15/2029 (a)	10,553	10,903
6.63%, 3/15/2032 (a)	5,015	5,260
6.38%, 3/15/2033 (a)	2,941	3,076
		123,939
Wireless Telecommunication Services — 0.2%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (a)	2,826	2,692

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	7,490	7,955
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	680	592
T-Mobile USA, Inc. 6.70%, 12/15/2033	4,403	4,967
		16,206
Total Corporate Bonds (Cost $5,420,447)		5,466,726
Loan Assignments — 8.4% (j)
Aerospace & Defense — 0.2%
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 2/28/2031 (e)	2,307	2,311
TransDigm, Inc., 1st Lien Term Loan M (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 8/19/2032 (e)	10,650	10,671
		12,982
Automobile Components — 0.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 1/31/2031 (e)	2,056	2,061
DexKo Global, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.78%, 10/4/2028 (e)	10,624	10,468
		12,529
Beverages — 0.1%
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028 (e)	7,027	7,039
Broadline Retail — 0.1%
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.82%, 10/1/2027 (e)	5,453	5,196
Building Products — 0.4%
EMRLD Borrower LP, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.25%), 6.12%, 8/4/2031 (e)	9,840	9,839
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 3/28/2031 (e)	4,024	4,016
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 2/10/2032 (e)	10,351	10,360
		24,215
Chemicals — 0.3%
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 2/18/2030 (e)	15,351	12,933
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 13.89%, 1/16/2026 (e)	3,383	3,044
(3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00%), 5.90%, 10/12/2028 (b) (e)	5,532	2,766
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00%), 6.00%, 7/16/2026 (b) (e)	3,376	3,039
		21,782
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.27%, 8/20/2032 (e)	2,264	2,272
Garda World Security Corp., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.00%), 6.95%, 2/1/2029 (e)	784	783
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 6/21/2028 (e)	11,647	11,683
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/19/2031 (e)	5,103	5,115
		19,853
Communications Equipment — 0.1%
CommScope, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.75%), 8.67%, 12/18/2029 (e)	7,000	7,033
Consumer Staples Distribution & Retail — 0.9%
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 2.00%, 6/30/2026 ‡ (b) (e) (k)	71,376	17,737

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Consumer Staples Distribution & Retail — continued
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.83% (PIK) + 11.50%), 15.44%, 6/30/2026 ‡ (b) (e) (k)	26,083	24,779
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.81% (PIK) + 8.50%), 12.34%, 1/2/2029 ‡ (b) (e) (k)	10,425	9,904
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.81% (PIK) + 2.50%), 6.34%, 1/2/2029 ‡ (b) (e) (k)	11,407	10,836
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 2.00%, 6/30/2026 ‡ (b) (e) (k)	33,919	—
		63,256
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 4/1/2032 (e)	5,934	5,892
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/4/2027 (e)	7,361	7,374
LABL, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.94%, 10/30/2028 (e)	8,305	5,688
		18,954
Diversified Consumer Services — 0.1%
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 10/16/2031 (e)	3,672	3,690
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 1/30/2031 (e)	3,323	3,322
		7,012
Diversified Telecommunication Services — 0.3%
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 6.88%), 10.86%, 5/30/2031 (e)	5,252	5,263
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.38%, 4/16/2029 (e) (k)	15,975	15,869
		21,132
Electronic Equipment, Instruments & Components — 0.3%
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.48%, 12/2/2031 (e)	10,044	10,044
Sanmina Corp., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 5.99%, 10/27/2032 (e)	7,418	7,428
		17,472
Entertainment — 0.2%
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.48%, 12/2/2031 (e)	11,643	11,627
Financial Services — 0.3%
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 4/16/2029 (e)	853	854
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 11/17/2031 (e)	10,134	10,136
Shift4 Payments LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 6/30/2032 (e)	7,000	7,045
		18,035
Ground Transportation — 0.4%
First Student Bidco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/15/2030 (e)	13,441	13,461
First Student Bidco, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/15/2030 (e)	2,314	2,317
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.53%, 6/30/2028 (e)	10,834	8,949
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.53%, 6/30/2028 (e)	2,132	1,762
		26,489
Health Care Equipment & Supplies — 0.4%
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.17%, 1/15/2031 (e)	14,063	14,140
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 10/23/2028 (e)	11,425	11,440
		25,580

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — 0.3%
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 11/15/2028 (e)	8,588	8,620
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.00%, 9/27/2030 (e)	3,300	3,303
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.03%, 6/28/2028 (e)	9,526	9,007
		20,930
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 3/14/2031 (e)	2,842	2,844
Insurance — 0.2%
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.17%, 9/19/2030 (e)	5,386	5,282
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 6/20/2030 (e)	9,266	9,297
		14,579
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.00%, 2/3/2031 (e)	10,139	10,075
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2025 ‡ (f) (g)	3,181	32
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.97%, 3/18/2030 (e)	3,241	3,244
		3,276
Machinery — 0.1%
SPX FLOW, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 4/5/2029 (e)	7,618	7,657
Media — 0.5%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.99%, 12/9/2030 (e)	12,773	12,714
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.03%, 8/23/2028 (e)	4,805	4,808
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.10%, 8/2/2027 (e)	661	661
EW Scripps Co. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 5.75%), 9.82%, 6/30/2028 (e)	2,222	2,245
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.81%, 5/1/2029 (e) (k)	18,537	16,495
		36,923
Oil, Gas & Consumable Fuels — 0.1%
Colossus Acquireco LLC, 1st Lien Term Loan (1-Day CME TERM SOFR + 1.75%), 5.87%, 7/30/2032 (e)	4,637	4,617
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 10/15/2031 (e)	4,413	4,424
		9,041
Passenger Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028 (e)	6,115	6,110
Vista Management Holding, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.74%, 4/1/2031 (e)	6,735	6,780
		12,890
Personal Care Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.78%, 5/17/2028 (e)	8,388	4,131
Pharmaceuticals — 0.2%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.17%, 10/8/2030 (e) (k)	17,600	17,363
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 10/31/2031 (e)	6,910	6,831
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.78%, 2/1/2029 (e)	6,874	6,766

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — 0.7%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 2/15/2029 (e)	7,144	7,129
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/25/2031 (e)	7,808	7,828
Dawn Bidco LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 6.76%, 10/7/2032 (e) (k)	10,069	10,038
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 1/30/2032 (e)	4,584	4,513
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.75%, 11/13/2031 (e)	5,716	5,726
Icon Parent I, Inc., 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.84%, 11/12/2032 (e)	3,333	3,333
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.67%, 11/28/2028 (e)	6,991	6,968
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 2/10/2031 (e)	2,822	2,819
		48,354
Specialty Retail — 0.6%
AWS Claire's LLC, 1st Lien Term Loan, 10.00%, 9/18/2030 ‡	1,158	1,158
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.51%, 3/3/2028 (e)	19,037	18,701
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.96%, 8/18/2032 (e)	11,082	10,980
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.62%, 6/29/2028 (e)	6,246	5,836
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 10/19/2029 (e)	1,245	1,249
		37,924
Textiles, Apparel & Luxury Goods — 0.2%
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 8/26/2031 (e)	14,942	14,979
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 4/30/2032 (e)	1,491	1,495
Total Loan Assignments (Cost $589,332)		576,244
	SHARES (000)
Exchange-Traded Funds — 1.6%
Fixed Income — 1.6%
iShares Broad USD High Yield Corporate Bond ETF	2,409	90,694
iShares iBoxx $ High Yield Corporate Bond ETF	200	16,198
Total Exchange-Traded Funds (Cost $104,193)		106,892
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.4%
U.S. Treasury Notes
4.00%, 4/30/2032	47,315	48,010
4.25%, 5/15/2035	47,350	48,326
Total U.S. Treasury Obligations (Cost $93,200)		96,336
	SHARES (000)
Common Stocks — 1.3%
Aerospace & Defense — 0.0% ^
Incora Top Holdco LLC ‡ *	9	274

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	95,914,057	96
MYT Holding LLC ‡ *	5,623	1,406
NMG Parent LLC, Escrow ‡ *	83	1,039
		2,541
Capital Markets — 0.1%
Yeoman Capital SA (Luxembourg) ‡ *	1,234	7,876
Chemicals — 0.0% ^
Venator Materials plc ‡ *	11	142
Distributors — 0.1%
Incora Intermediate LLC ‡ *	254	2,976
Diversified Telecommunication Services — 0.1%
Altice France SA (France) ‡ *	12	180
Frontier Communications Parent, Inc. *	170	6,451
		6,631
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡	7,077	14
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	107	1,611
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	395	—
Media — 0.3%
Audacy, Inc. *	64	460
Clear Channel Outdoor Holdings, Inc. *	2,312	4,600
iHeartMedia, Inc., Class A *	273	1,073
National CineMedia, Inc.	549	2,368
SES SA (Luxembourg) ‡ *	749	11,710
		20,211
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. *	23	5,013
Pharmaceuticals — 0.3%
Endo GUC Trust ‡ *	751	432
Mallinckrodt *	138	14,091
Mallinckrodt (Luxembourg) ‡	80	8,173
Mallinckrodt plc ‡	6,298,403	6
Mallinckrodt plc, Class B ‡	3,653,413	4
		22,706
Specialized REITs — 0.2%
VICI Properties, Inc., Class A	393	11,321
Specialty Retail — 0.1%
Neiman Marcus ‡ *	6	702

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Rite Aid ‡ *	25	—
Serta Simmons Bedding LLC *	394	3,472
		4,174
Total Common Stocks (Cost $88,247)		85,490
Preferred Stocks — 0.2%
Broadline Retail — 0.2%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $12,938)	13,477	16,510
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.1%
Broadline Retail — 0.0% ^
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	154
3.75%, 2/15/2030	4,448	267
		421
Media — 0.1%
EchoStar Corp. 3.88% (PIK), 11/30/2030 (b)	3,719	8,773
Total Convertible Bonds (Cost $9,616)		9,194
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD ‡ *	77	1
expiring 9/30/2028, price 1.00 USD ‡ *	13	—
Total Warrants (Cost $209)		1
	SHARES (000)
Short-Term Investments — 6.0%
Investment Companies — 6.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.85% (l) (m) (Cost $412,079)	412,079	412,079
Total Investments — 99.0% (Cost $6,730,261)		6,769,472
Other Assets in Excess of Liabilities — 1.0%		65,465
NET ASSETS — 100.0%		6,834,937

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2025.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(f)	Defaulted security.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of November 30, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of November 30, 2025.
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of November 30, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.00	USD35,000	1,149	1,908	3,057

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$274	$274
Broadline Retail	—	—	2,541	2,541
Capital Markets	—	—	7,876	7,876
Chemicals	—	—	142	142
Distributors	—	—	2,976	2,976
Diversified Telecommunication Services	6,451	—	180	6,631
Financial Services	—	—	14	14
Health Care Equipment & Supplies	—	1,611	—	1,611
Machinery	—	—	— (a)	— (a)
Media	8,041	460	11,710	20,211
Oil, Gas & Consumable Fuels	5,013	—	—	5,013
Pharmaceuticals	—	14,091	8,615	22,706
Specialized REITs	11,321	—	—	11,321
Specialty Retail	—	3,472	702	4,174
Total Common Stocks	30,826	19,634	35,030	85,490
Convertible Bonds	—	9,194	—	9,194
Corporate Bonds
Aerospace & Defense	—	87,237	2,579	89,816
Automobile Components	—	224,361	—	224,361
Automobiles	—	7,944	—	7,944
Banks	—	9,622	—	9,622
Beverages	—	7,512	—	7,512
Biotechnology	—	10,618	—	10,618
Broadline Retail	—	36,484	—	36,484
Building Products	—	193,231	—	193,231
Capital Markets	—	1,482	—	1,482
Chemicals	—	180,629	—	180,629
Commercial Services & Supplies	—	230,903	—	230,903
Communications Equipment	—	40,839	—	40,839
Construction & Engineering	—	44,276	—	44,276
Construction Materials	—	11,101	—	11,101
Consumer Finance	—	117,658	—	117,658
Consumer Staples Distribution & Retail	—	99,578	— (a)	99,578
Containers & Packaging	—	94,655	—	94,655
Distributors	—	16,487	25,322	41,809
Diversified Consumer Services	—	13,312	—	13,312
Diversified REITs	—	18,890	—	18,890
Diversified Telecommunication Services	—	462,200	—	462,200
Electric Utilities	—	85,909	—	85,909
Electrical Equipment	—	18,782	—	18,782
Electronic Equipment, Instruments & Components	—	29,875	—	29,875

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Energy Equipment & Services	$—	$52,220	$—	$52,220
Entertainment	—	70,390	—	70,390
Financial Services	—	85,720	—	85,720
Food Products	—	37,762	—	37,762
Gas Utilities	—	15,595	—	15,595
Ground Transportation	—	114,164	7,584	121,748
Health Care Equipment & Supplies	—	63,983	—	63,983
Health Care Providers & Services	—	258,645	—	258,645
Health Care REITs	—	4,149	—	4,149
Health Care Technology	—	52,700	—	52,700
Hotel & Resort REITs	—	55,954	—	55,954
Hotels, Restaurants & Leisure	—	343,045	—	343,045
Household Durables	—	56,289	—	56,289
Household Products	—	50,757	—	50,757
Independent Power and Renewable Electricity Producers	—	23,401	—	23,401
Interactive Media & Services	—	3,610	—	3,610
IT Services	—	49,804	—	49,804
Leisure Products	—	9,774	—	9,774
Machinery	—	59,042	—	59,042
Media	—	573,843	—	573,843
Metals & Mining	—	78,498	—	78,498
Mortgage Real Estate Investment Trusts (REITs)	—	2,539	—	2,539
Oil, Gas & Consumable Fuels	—	619,563	—	619,563
Passenger Airlines	—	56,193	—	56,193
Personal Care Products	—	27,690	—	27,690
Pharmaceuticals	—	85,988	— (a)	85,988
Professional Services	—	9,252	—	9,252
Real Estate Management & Development	—	22,287	—	22,287
Semiconductors & Semiconductor Equipment	—	103,392	—	103,392
Software	—	80,171	—	80,171
Specialized REITs	—	45,073	—	45,073
Specialty Retail	—	103,926	— (a)	103,926
Technology Hardware, Storage & Peripherals	—	26,967	—	26,967
Textiles, Apparel & Luxury Goods	—	5,125	—	5,125
Trading Companies & Distributors	—	123,939	—	123,939
Wireless Telecommunication Services	—	16,206	—	16,206
Total Corporate Bonds	—	5,431,241	35,485	5,466,726
Exchange-Traded Funds	106,892	—	—	106,892
Loan Assignments
Aerospace & Defense	—	12,982	—	12,982
Automobile Components	—	12,529	—	12,529
Beverages	—	7,039	—	7,039
Broadline Retail	—	5,196	—	5,196
Building Products	—	24,215	—	24,215
Chemicals	—	21,782	—	21,782
Commercial Services & Supplies	—	19,853	—	19,853
Communications Equipment	—	7,033	—	7,033

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Staples Distribution & Retail	$—	$—	$63,256	$63,256
Containers & Packaging	—	18,954	—	18,954
Diversified Consumer Services	—	7,012	—	7,012
Diversified Telecommunication Services	—	21,132	—	21,132
Electronic Equipment, Instruments & Components	—	17,472	—	17,472
Entertainment	—	11,627	—	11,627
Financial Services	—	18,035	—	18,035
Ground Transportation	—	26,489	—	26,489
Health Care Equipment & Supplies	—	25,580	—	25,580
Health Care Providers & Services	—	20,930	—	20,930
Hotels, Restaurants & Leisure	—	2,844	—	2,844
Insurance	—	14,579	—	14,579
IT Services	—	10,075	—	10,075
Leisure Products	—	3,244	32	3,276
Machinery	—	7,657	—	7,657
Media	—	36,923	—	36,923
Oil, Gas & Consumable Fuels	—	9,041	—	9,041
Passenger Airlines	—	12,890	—	12,890
Personal Care Products	—	4,131	—	4,131
Pharmaceuticals	—	17,363	—	17,363
Professional Services	—	6,831	—	6,831
Semiconductors & Semiconductor Equipment	—	6,766	—	6,766
Software	—	48,354	—	48,354
Specialty Retail	—	36,766	1,158	37,924
Textiles, Apparel & Luxury Goods	—	14,979	—	14,979
Trading Companies & Distributors	—	1,495	—	1,495
Total Loan Assignments	—	511,798	64,446	576,244
Preferred Stocks	—	—	16,510	16,510
U.S. Treasury Obligations	—	96,336	—	96,336
Warrants	—	—	1	1
Short-Term Investments
Investment Companies	412,079	—	—	412,079
Total Investments in Securities	$549,797	$6,068,203	$151,472	$6,769,472
Appreciation in Other Financial Instruments
Swaps	$—	$1,908	$—	$1,908

(a)	Amount rounds to less than one thousand.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025
Investments in Securities:
Common Stocks	$54,340	$(13,084)	$11,229	$—	$26,540	$(26,861)	$—	$(17,134)	$35,030
Convertible Preferred Stocks	17,363	(22,828)	4,419	—	1,046	—	—	—	—
Corporate Bonds	42,281	(10,244)	8,563	119	8,687	(13,921)	—	—	35,485
Loan Assignments	34,784	—	8,680	1,245	20,152	(415)	—	—	64,446
Preferred Stocks	17,655	—	(1,145)	—	—	—	—	—	16,510
Warrants	27	(1)	(25)	—	—	—	—	—	1
Total	$166,450	$(46,157)	$31,721	$1,364	$56,425	$(41,197)	$—	$(17,134)	$151,472

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $31,721.
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$64,446	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (75.74%)

Loan Assignments	64,446
	27,900	Market Comparable Companies	EBITDA Multiple (b)	12.56x (12.56x)
			Discount for Potential Outcome	20.00% (20.00%)
	—(c )	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	27,900
	3,249	Market Comparable Companies	EBITDA Multiple (b)	12.56x (12.56x)
	1,851		Expected Recovery	$0.00 - $124.50 ($54.21)

Common Stocks	5,100
Total	$97,446

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $54,026. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.85% (a) (b)	$144,588	$2,246,755	$1,979,264	$—	$—	$412,079	412,079	$11,096	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.